UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05643

                          ACM MANAGED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                   Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
SPONSORED AGENCY
OBLIGATIONS - 105.9%
U.S. Treasury Bonds - 73.8%
      7.00%,  7/15/06.............................      Aaa      $24,050    $ 24,430,495
      8.125%, 8/15/19.............................      Aaa       19,400      25,936,132
      11.25%, 2/15/15.............................      Aaa       16,000      23,944,992
                                                                            ------------
                                                                              74,311,619
                                                                            ------------
Federal National Mortgage Association - 0.9%
      5.50%, 3/01/33..............................      Aaa          975         963,714
                                                                            ------------
Federal Home Loan Mortgage Corporation - 30.8%
      5.50%, TBA..................................      Aaa       22,425      22,109,660
      5.50%, 12/01/32.............................      Aaa           92          90,543
      5.50%, 5/01/33..............................      Aaa           29          28,706
      5.50%, 6/01/35..............................      Aaa           43          42,839
      5.50%, 8/01/35..............................      Aaa        7,992       7,884,109
      5.50%, 10/01/35.............................      Aaa          864         852,223
                                                                            ------------
                                                                              31,008,080
                                                                            ------------
Government National Mortgage Association - 0.4%
      6.00%, 7/20/32..............................      Aaa          420         424,528
                                                                            ------------
Total U.S. Government & Government
Sponsored Agency Obligations
      (cost $106,941,163).........................                           106,707,941
                                                                            ------------
CORPORATE OBLIGATIONS - 73.3%
Aerospace & Defense - 1.0%
   DRS Technologies, Inc.
      6.875%, 11/01/13............................      B3           285         270,750
   L-3 Communications Corp.
      5.875%, 1/15/15.............................      Ba3          310         297,600
   Sequa Corp.
      9.00%, 8/01/09..............................      B1           145         152,975
   TD Funding Corp.
      8.375%, 7/15/11.............................      B3           320         331,200
                                                                            ------------
                                                                               1,052,525
                                                                            ------------
Automotive - 3.5%
   Asbury Automotive Group, Inc.
      8.00%, 3/15/14..............................      B3           171         160,313
   Ford Motor Co.
      7.45%, 7/16/31..............................      Ba1          508         358,140
   Ford Motor Credit Co.
      4.95%, 1/15/08..............................     Baa3          315         287,202
      7.00%, 10/01/13.............................     Baa3          215         190,116
   General Motors Acceptance Corp.
      6.875%, 9/15/11.............................      Ba1          431         389,420
      8.00%, 11/01/31.............................      Ba1          618         606,029
   General Motors Corp.
      7.75%, 3/15/36 (a)..........................      B1           665         152,950
   HLI Operating, Inc.
      10.50%, 6/15/10.............................     Caa3          286         223,080
   Keystone Automotive Operations, Inc.
      9.75%, 11/01/13.............................     Caa1          364         340,340
   TRW Automotive, Inc.
      9.375%, 2/15/13 ............................      Ba3          180         193,950
      11.00%, 2/15/13 ............................      B1           175         195,563
   United Auto Group, Inc.
      9.625%, 3/15/12.............................      B3           240         248,400
   Visteon Corp.
      7.00%, 3/10/14..............................      B3           230         184,863
                                                                            ------------
                                                                               3,530,366
                                                                            ------------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor    Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Broadcasting & Media - 1.2%
   Albritton Communications Co.
      7.75%, 12/15/12.............................      B3       $  280      $  280,350
   Corus Entertainment, Inc.
      8.75%, 3/01/12..............................      B1          325         344,500
   Emmis Communications Corp.
      9.745%, 6/15/12 (b).........................      B3          135         135,169
   LIN Television Corp.
      6.50%, 5/15/13 (c)..........................      B1          440         421,300
                                                                             ----------
                                                                              1,181,319
                                                                             ----------
Building & Real Estate - 2.8%
   Associated Materials, Inc.
      11.25%, 3/01/14 (a).........................     Caa2         595         252,875
   D.R. Horton, Inc.
      6.875%, 5/01/13.............................     Baa3         330         342,092
   KB HOME
      7.75%, 2/01/10..............................      Ba2         215         219,893
   Meritage Corp.
      6.250%, 3/15/15.............................      Ba2         490         443,450
   M/I Homes, Inc.
      6.875%, 4/01/12.............................      Ba2         425         380,375
   Schuler Homes, Inc.
      10.50%, 7/15/11.............................      Ba1         405         436,388
   WCI Communities, Inc.
      6.625%, 3/15/15.............................      Ba3         310         269,700
   William Lyon Homes, Inc.
      10.75%, 4/01/13.............................      B2          460         473,800
                                                                             ----------
                                                                              2,818,573
                                                                             ----------
Cable - 6.4%
   Cablevision Systems Corp.
      8.00%, 4/15/12..............................      B3          715         682,825
   Charter Communications Operations, LLC
      8.00%, 4/30/12 (c)..........................      B2        1,375       1,368,125
   CSC Holdings, Inc.
      7.00%, 4/15/12 (c)..........................      B1          160         152,000
      7.625%, 7/15/18.............................      B1          445         422,750
   DirectTV Holdings LLC
      6.375%, 6/15/15.............................      Ba2         460         451,375
      8.375%, 3/15/13.............................      Ba2         150         162,750
   Echostar DBS Corp.
      6.375%, 10/01/11............................      Ba3         255         246,712
   Inmarsat Finance PLC
      7.625%, 6/30/12.............................      B1          328         333,740
   Insight Midwest LP
      9.75%, 10/01/09.............................      B2          420         432,075
   Intelsat Bermuda, Ltd.
      8.625%, 1/15/15 (c).........................      B2          390         390,975
      8.695%, 1/15/12 (b)(c)......................      B2           95          96,425
   PanAmSat Corp.
      9.00%, 8/15/14..............................      B1          378         396,900
      10.375%, 11/01/14 (a).......................      B3        1,005         700,987
   Rogers Cable, Inc.
      6.75%, 3/15/15 .............................      Ba3         570         572,850
                                                                             ----------
                                                                              6,410,489
                                                                             ----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Chemicals - 3.6%
   Borden Chemicals, Inc.
      9.00%, 7/15/14 (c) .........................      B3        $  330     $  325,875
   Equistar Chemical Funding LP
      10.125%, 9/01/08 ...........................      B2           555        602,869
      10.625%, 5/01/11 ...........................      B2           100        110,250
   Huntsman Advanced Materials LLC
      11.00%, 7/15/10 ............................      Ba3          285        325,612
   Huntsman International LLC
      9.875%, 3/01/09 ............................      B2           215        226,019
   Nell AF S.a.r.l.
      8.375%, 8/15/15 (c) ........................      B2           825        808,500
   Quality Distribution Inc.
      9.00%, 11/15/10 ............................     Caa3          250        225,313
   Rhodia S.A.
      8.875%, 6/01/11 ............................     Caa1          530        537,950
   Tronox Worldwide LLC
      9.50%, 12/01/12 (c) ........................      B1           140        144,200
   Westlake Chemical Corp.
      8.75%, 7/15/11 .............................      Ba2          283        300,688
                                                                             ----------
                                                                              3,607,276
                                                                             ----------
Communications-Fixed - 4.4%
   Cincinnati Bell, Inc.
      7.00%, 2/15/15 .............................      B1           240        231,600
   Citizens Communications Co.
      6.25%, 1/15/13 .............................      Ba3          460        442,750
   Eircom Funding
      8.25%, 8/15/13 .............................      B1           385        416,762
   Hawaiian Telecom Communications, Inc.
      9.75%, 5/01/13 (c) .........................      B3           295        276,562
   MCI, Inc.
      7.688%, 5/01/09 ............................      B2           240        248,700
   Qwest Corp.
      6.875%, 9/15/33 ............................      Ba3          445        414,963
      8.875%, 3/15/12 ............................      Ba3        1,575      1,767,938
   Time Warner Telecom, Inc.
      10.125%, 2/01/11 ...........................     Caa1          200        209,000
   VALOR Telecom Enterprise
      7.75%, 2/15/15 .............................      B1           430        421,400
                                                                             ----------
                                                                              4,429,675
                                                                             ----------
Communications-Mobile - 1.9%
   Nextel Communications, Inc.
      5.95%, 3/15/14 .............................     Baa2          210        209,999
      6.875%, 10/31/13 ...........................     Baa2          460        478,467
   Rogers Wireless Communications, Inc.
      7.25%, 12/15/12 ............................      Ba3          400        420,500
      7.50%, 3/15/15 .............................      Ba3          389        416,230
   Rural Cellular Corp.
      8.25%, 3/15/12 .............................      B2           390        409,500
                                                                             ----------
                                                                              1,934,696
                                                                             ----------
Consumer Manufacturing - 1.6%
   ACCO Brands Corp.
      7.625%, 8/15/15 ............................      B2           490        458,150
   Broder Brothers Co.
      11.25%, 10/15/10 ...........................      B3           300        276,000
   Jostens, Inc.
      7.625%, 10/01/12 ...........................      B3           405        401,962
   Playtex Products, Inc.
      8.00%, 3/01/11 .............................      B2           310        328,600
   Quiksilver, Inc.
      6.875%, 4/15/15 (c) ........................      B1           125        118,125
                                                                             ----------
                                                                              1,582,837
                                                                             ----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Diversified Media - 2.8%
   American Media, Inc.
      8.875%, 1/15/11 ............................     Caa1        $250      $  205,625
   Dex Media, Inc.
      8.00%, 11/15/13 ............................      B3          420         428,400
   Dex Media East LLC
      9.875%, 11/15/09 ...........................      Ba3         130         140,725
      12.125%, 11/15/12 ..........................      B1          227         264,455
   Dex Media West LLC
      8.50%, 8/15/10 .............................      B1          160         168,800
      9.875%, 8/15/13 ............................      B2          571         631,669
   Lamar Media Corp.
      6.625%, 8/15/15(c) .........................      Ba3         215         215,537
   PRIMEDIA, Inc.
      8.00%, 5/15/13 .............................      B2           45          39,713
   Rainbow National Services LLC
      8.75%, 9/01/12(c) ..........................      B2          675         712,125
                                                                             ----------
                                                                              2,807,049
                                                                             ----------
Energy - 3.9%
   Amerada Hess Corp.
      7.30%, 8/15/31 .............................      Ba1         395         450,431
   Chesapeake Energy Corp.
      6.50%, 8/15/17 (c) .........................      Ba2         260         254,150
      6.625%, 1/15/16 ............................      Ba2         205         202,950
      7.75%, 1/15/15 .............................      Ba2         200         211,500
   Compton Petroleum Corp.
      7.625%, 12/01/13 (c) .......................      B2          145         147,175
   El Paso Corp.
      7.75%, 6/01/13 .............................      B3          310         317,750
   El Paso Production Holding Co.
      7.75%, 1/15/32 .............................     Caa1         604         594,940
   Grant Prideco, Inc.
      6.125%, 8/15/15 (c) ........................      Ba2         180         178,200
   Hilcorp Energy
      10.50%, 9/01/10 (c) ........................      B2          363         402,022
   Kerr-McGee Corp.
      6.875%, 9/15/11 ............................      Ba3         285         305,217
   Premcor Refining Group, Inc.
      9.50%, 2/01/13 .............................     Baa3         190         212,320
   Pride Int'l., Inc.
      7.375%, 7/15/14 ............................      Ba2         360         387,900
   Tesoro Corp.
      6.25%, 11/01/12 (c) ........................      Ba1         290         291,450
                                                                             ----------
                                                                              3,956,005
                                                                             ----------
Entertainment & Leisure - 1.8%
   Gaylord Entertainment Co.
      8.00%, 11/15/13 ............................      B3          330         341,550
   NCL Corp.
      10.625%, 7/15/14 ...........................      B2          295         306,800
   Royal Caribbean Cruises
      8.00%, 5/15/10 .............................      Ba1          40          43,450
      8.75%, 2/02/11 .............................      Ba1         485         545,625
   Universal City Development
      11.75%, 4/01/10 ............................      B2          400         448,000
   Universal City Florida
      8.375%, 5/01/10 ............................      B3          100          98,500
                                                                             ----------
                                                                              1,783,925
                                                                             ----------
Financial - 1.0%
   iStar Financial, Inc.
      6.00%, 12/15/10 ............................     Baa3         320         324,282
      7.00%, 3/15/08 .............................     Baa3         185         191,296
   PXRE Capital Trust I
      8.85%, 2/01/27 .............................      Ba2         450         441,000
                                                                             ----------
                                                                                956,578
                                                                             ----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Food & Beverages - 0.6%
   Dole Food Company, Inc.
      8.625%, 5/01/09 ............................      B2         $275      $  282,562
      8.875%, 3/15/11 ............................      B2           71          72,953
   Domino's, Inc.
      8.25%, 7/01/11 .............................      B2          252         260,820
                                                                             ----------
                                                                                616,335
                                                                             ----------
Gaming - 5.5%
   Ameristar Casinos, Inc.
      10.75%, 2/15/09 ............................      B2          250         265,625
   Boyd Gaming Corp.
      7.75%, 12/15/12 ............................      B1          295         309,012
   Greektown Holdings, LLC
      10.75%, 12/01/13 (c) .......................      B3          160         161,000
   Harrah's Operating Company, Inc.
      7.875%, 12/15/05 ...........................      Ba1          90          90,000
   Kerzner International Ltd.
      6.75%, 10/01/15 (c) ........................      B2          435         420,862
   Mandalay Resort Group
      10.25%, 8/01/07 ............................      Ba3         620         661,850
   MGM Mirage, Inc.
      6.625%, 7/15/15 (c) ........................      Ba2         482         475,975
      8.375%, 2/01/11 ............................      Ba3         545         579,062
   Mohegan Tribal Gaming Authority
      6.375%, 7/15/09 ............................      Ba3         170         170,425
      7.125%, 8/15/14 ............................      Ba3         430         438,600
   Park Place Entertainment
      7.875%,  3/15/10 ...........................      Ba1         350         375,812
   Penn National Gaming, Inc.
      6.875%,  12/01/11 ..........................      B2          340         338,300
   Riviera Holdings Corp.
      11.00%, 6/15/10 ............................      B2          390         421,200
   Seneca Gaming Corp.
      7.25%, 5/01/12 .............................      B1          405         410,569
      7.25%, 5/01/12 (c) .........................      B1          125         126,719
   Turning Stone Casino Resort Enterprise
      9.125%, 12/15/10 (c) .......................      B1          290         300,513
                                                                             ----------
                                                                              5,545,524
                                                                             ----------
Health Care - 4.5%
   Concentra Operating Corp.
      9.125%, 6/01/12 ............................      B3          155         159,650
      9.50%, 8/15/10 .............................      B3          140         144,200
   Coventry Health Care, Inc.
      5.875%, 1/15/12 ............................      Ba1         145         145,363
      6.125%, 1/15/15 ............................      Ba1         155         157,131
   DaVita, Inc.
      7.25%, 3/15/15 .............................      B3          520         531,050
   Extendicare Health Services
      9.50%, 7/01/10 .............................      B1          150         159,000
   Genesis HealthCare Corp.
      8.00%, 10/15/13 ............................      B3          145         152,613
   HCA, Inc.
      6.375%, 1/15/15 ............................      Ba2         560         556,407
   Iasis Healthcare Corp.
      8.75%, 6/15/14 .............................      B3          440         462,000
   PacifiCare Health Systems, Inc.
      10.75%, 6/01/09 ............................      Ba3         348         373,230
   Select Medical Corp.
      7.625%, 2/01/15 ............................      B3          625         593,750
   Triad Hospitals, Inc.
      7.00%, 11/15/13 ............................      B3          570         570,000
   Universal Hospital Services, Inc.
      10.125%, 11/01/11 ..........................      B3          255         261,375

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
   Vanguard Health Holdings Co.
      11.25%, 10/01/15(a) ........................     Caa2       $  300     $  214,500
                                                                             ----------
                                                                              4,480,269
                                                                             ----------
Hotels & Lodging - 2.0%
   Host Marriott LP
      9.25%, 10/01/07 ............................      Ba2          205        218,069
      9.50%, 1/15/07 .............................      Ba2          350        364,875
   Intrawest Corp.
      7.50%, 10/15/13 ............................      B1           190        191,188
   La Quinta Properties, Inc.
      8.875%, 3/15/11 ............................      Ba2          415        447,681
   Starwood Hotels & Resorts Worldwide, Inc.
      7.875%, 5/01/12 ............................      Ba1          380        416,100
   Vail Resorts, Inc.
      6.75%, 2/15/14 .............................      B2           350        350,438
                                                                             ----------
                                                                              1,988,351
                                                                             ----------
Index - 1.6%
   Dow Jones CDX HY
      8.25%, 6/29/10 (c) .........................      B3           360        360,025
      8.75%, 12/29/10 (c) ........................      B3         1,209      1,204,695
                                                                             ----------
                                                                              1,564,720
                                                                             ----------
Industrial - 3.3%
   AMSTED Industries, Inc.
      10.25%, 10/15/11(c) ........................      B3           465        502,781
   Case New Holland, Inc.
      9.25%, 8/01/11 .............................      Ba3          290        307,400
   Dayton Superior Corp.
      10.75%, 9/15/08 ............................     Caa1          420        409,500
   FastenTech, Inc.
      11.50%, 5/01/11 ............................      B3           350        346,500
   FIMEP S.A.
      10.50%, 2/15/13 ............................      Ba2          320        362,000
   Goodman Global Holding Company
      7.875%, 12/15/12 (c) .......................     Caa1          430        404,200
   Invensys PLC
      9.875%, 3/15/11 (c) ........................      B3            60         58,800
   NMHG Holding Co.
      10.00%, 5/15/09 ............................      B3           135        143,775
   Terex Corp.
      10.375%, 4/01/11 ...........................     Caa1          290        308,850
   Trinity Industries, Inc.
      6.50%, 3/15/14 .............................      Ba3          510        499,800
                                                                             ----------
                                                                              3,343,606
                                                                             ----------
Insurance - 1.2%
   Crum & Forster Holdings Corp.
      10.375%, 6/15/13 ...........................      Ba3          215        224,675
   Liberty Mutual Group
      5.75%, 3/15/14 (c) .........................     Baa3          430        421,651
   Markel Capital Trust I
      Series B
      8.71%, 1/01/46 .............................      Ba1          505        539,784
                                                                             ----------
                                                                              1,186,110
                                                                             ----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Metal & Mining - 1.9%
   AK Steel Corp.
      7.875%, 2/15/09 ............................      B1         $320      $  305,600
   Evraz Group SA
      10.125%, 2/01/10 (c) .......................      B2          309         305,137
   Freeport-McMoran Copper & Gold, Inc.
      8.25%, 11/10/15 ............................      B1          385         421,575
   International Steel Group, Inc.
      6.50%, 4/15/14 .............................      Ba2         391         388,067
   Ispat Inland ULC
      9.75%, 4/01/14 .............................      Ba1         104         117,260
   Peabody Energy Corp.
      6.875%, 3/15/13 ............................      Ba3         370         382,025
                                                                             ----------
                                                                              1,919,664
                                                                             ----------
Paper & Packaging - 2.1%
   Berry Plastics Corp.
      10.75%, 7/15/12 ............................      B3          430         451,500
   Crown Americas LLC
      7.625%, 11/15/13 (c) .......................      B1          315         322,875
   Graphic Packaging Int'l Corp.
      9.50%, 8/15/13 .............................      B3          465         439,425
   Newpage Corp.
      10.00%, 5/01/12 ............................      B3          240         236,400
   Owens-Brockway Glass Container, Inc.
      8.875%, 2/15/09 ............................      B1          680         714,000
                                                                             ----------
                                                                              2,164,200
                                                                             ----------
Retail - 1.0%
   GSC Holdings Corp.
      8.00%, 10/01/12 (c) ........................      Ba3         515         496,975
   J.C. Penney Corporation, Inc.
      7.625%, 3/01/97 ............................      Ba1         195         193,050
      8.00%, 3/01/10 .............................      Ba1         315         342,814
                                                                             ----------
                                                                              1,032,839
                                                                             ----------
Service - 2.3%
   Allied Waste North America
      6.375%, 4/15/11 ............................      B2          395         388,087
      8.875%, 4/01/08 ............................      B2          275         289,437
   H & E Equipment/Finance
      11.125%, 6/15/12 ...........................      B3          500         553,750
   Service Corp. International
      6.50%, 3/15/08 .............................      Ba3         320         324,000
      7.70%, 4/15/09 .............................      Ba3         310         326,275
   United Rentals North America, Inc.
      6.50%, 2/15/12 .............................      B3          478         460,075
                                                                             ----------
                                                                              2,341,624
                                                                             ----------
Supermarket & Drugstore - 0.7%
   Couche-Tard, Inc.
      7.50%, 12/15/13 ............................      Ba3         292         297,840
   Delhaize America, Inc.
      8.125%, 4/15/11 ............................      Ba1         220         237,763
   Stater Bros. Holdings, Inc.
      8.125%, 6/15/12 ............................      B1          220         216,700
                                                                             ----------
                                                                                752,303
                                                                             ----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
Technology - 1.9%
   Avago Technologies Finance
      10.125%, 12/01/13 (c) ......................      B3        $  190     $   193,800
   Flextronics International, Ltd.
      6.50%, 5/15/13 .............................      Ba2          490         494,900
   Lucent Technologies, Inc.
      6.45%, 3/15/29 .............................      B1           140         120,750
      6.50%, 1/15/28 .............................      B1           275         235,125
   SunGard Data Systems, Inc.
      9.125%, 8/15/13 (c) ........................      B3           580         600,300
   Telcordia Technologies, Inc.
      10.00%, 3/15/13 (c) ........................      B3           125         108,750
   Unisys Corp.
      7.875%, 4/01/08 ............................      Ba3          210         203,700
                                                                             -----------
                                                                               1,957,325
                                                                             -----------
Utilities - Electric & Gas - 8.8%
   AES Corporation
      8.75%, 5/15/13 (c) .........................      Ba3           65          70,688
      9.00%, 5/15/15 (c) .........................      Ba3          205         224,219
   Aquila, Inc.
      14.875%, 7/01/12 ...........................      B2           215         288,100
   CMS Energy Corp.
      8.50%, 4/15/11 .............................      B1           180         193,950
   DPL, Inc.
      6.875%, 9/01/11 ............................      Ba1          288         305,280
   Dynegy Holdings, Inc.
      10.125%, 7/15/13 (c) .......................      B3           250         280,000
   Edison Mission Energy
      9.875%, 4/15/11 ............................      B1           875       1,018,281
   Enterprise Products Operating L.P.
      5.60%, 10/15/14 ............................     Baa3          425         421,169
   FirstEnergy Corp.
      6.45%, 11/15/11 ............................     Baa3          470         494,109
   Northwest Pipeline Corp.
      8.125%, 3/01/10 ............................      Ba2          255         270,619
   NRG Energy, Inc.
      8.00%, 12/15/13 ............................      B1           291         319,372
   Reliant Energy, Inc.
      6.75%, 12/15/14 ............................      B1           300         262,500
   Reliant Resources, Inc.
      9.50%, 7/15/13 .............................      B1           390         397,800
   Sierra Pacific Resources
      8.625%, 3/15/14 ............................      B1           220         240,350
   Southern Natural Gas Co.
      7.35%, 2/15/31 .............................      B1           425         424,836
      8.875%, 3/15/10 ............................      B1           340         363,582
   TECO Energy, Inc.
      6.75%, 5/01/15 .............................      Ba2          365         377,775
      7.00%, 5/01/12 .............................      Ba2          390         408,525
   The Williams Companies, Inc.
      7.625%, 7/15/19 ............................      B1         1,150       1,201,750
      7.875%, 9/01/21 ............................      B1           220         232,100
   TXU Corp.
      5.55%, 11/15/14 ............................      Ba1          340         319,916
      6.50%, 11/15/24 ............................      Ba1          848         793,563
                                                                             -----------
                                                                               8,908,484
                                                                             -----------
   Total Corporate Obligations
      (cost $72,600,284) .........................                            73,852,667
                                                                             -----------

PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------

                                                                 Shares/
                                                      Moody's   Principal
                                                     Investor     Amount
                                                      Rating      (000)     U.S. $ Value
----------------------------------------------------------------------------------------
YANKEE OBLIGATIONS - 2.7%
   Citigroup (JSC Severstal)
      9.25%, 4/19/14 (c) .........................      B2       $   426    $    462,423
   Fairfax Financial Holdings
      7.375%, 4/15/18 ............................      Ba3          420         344,400
      7.75%, 4/26/12 .............................      Ba3          465         432,450
   Innova S. de R.L.
      9.375%, 9/19/13 ............................      Ba3          455         505,050
   Mobile Telesystems
      8.00%, 1/28/12 (c) .........................      Ba3          448         460,320
   Nortel Networks Corp.
      6.875%, 9/01/23 ............................      B3           265         235,850
   Royal & Sun Alliance Insurance Group PLC
      8.95%, 10/15/29 ............................     Baa3          205         255,217
                                                                            ------------
   Total Yankee Obligations
      (cost $2,581,745) ..........................                             2,695,710
                                                                            ------------
NON-CONVERTIBLE PREFERRED STOCK - 0.9%
   Sovereign Real Estate Investment Trust
      12.00% (c)
      (cost $713,375) ............................      Ba1          650         936,000
                                                                            ------------
SHORT-TERM INVESTMENT - 25.6%
Time Deposit - 4.9%
   State Street Bank & Trust Co.
      3.35%, 12/01/05
      (cost $4,881,000) ..........................               $ 4,881       4,881,000
                                                                            ------------
U.S. Government Sponsored Agency
   Obligations - 20.7%
   Federal Home Loan Bank
      3.95%, 2/03/06
      (cost $20,852,533) .........................                21,000      20,845,062
                                                                            ------------
   Total Short-Term Investments
      (cost $25,733,533) .........................                            25,726,062
                                                                            ------------
Total Investments - 208.4%
      (cost $208,570,100) ........................                           209,918,380
Other assets less liabilities - (19.1%) ..........                           (19,187,628)
Preferred Stock at redemption value - (89.3%) ....                           (90,000,000)
                                                                            ------------
Net Assets Applicable to
Common Shareholders - 100.0% (d) .................                          $100,730,752
                                                                            ============

(a) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2005.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $15,201,454 or 15.1% of net assets applicable to common shareholders.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.
     Glossary:

     TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity will be determined upon settlement when the specific mortgage pools are assigned.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: January 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: January 23, 2006